Expenses for shipping activities and other expenses from operating activities	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Expenses for shipping activities and other expenses from operating activities	Expenses for shipping activities and other expenses from operating activities
Voyage expenses and commissions

(in thousands of USD)	2020	2019	2018
Commissions paid	(12,748)	(10,130)	(8,193)
Bunkers	(98,761)	(101,947)	(103,920)
Other voyage related expenses	(13,921)	(32,604)	(29,303)
Total voyage expenses and commissions	(125,430)	(144,681)	(141,416)

The voyage expenses and commissions decreased in 2020 compared to 2019 mainly due to a decrease in other voyage related expenses. For vessels operated on the spot market, voyage expenses are paid by the shipowner while voyage expenses for vessels under a time charter contract, are paid by the charterer. Voyage expenses for vessels operated in a Pool, are paid by the Pool.

The majority of other voyage expenses are port costs, agency fees and agent fees paid to operate the vessels on the spot market. Port costs vary depending on the number of spot voyages performed, number and type of ports. The decrease in other voyage related expenses in 2020 compared to 2019 is due to changed trading patterns.

Bunker expenses decreased compared to last year due to a change in the composition of the fleet for vessels operated on the spot.

Vessel operating expenses

(in thousands of USD)	2020	2019	2018
Operating expenses	(196,677)	(196,739)	(172,589)
Insurance	(13,957)	(15,056)	(13,203)
Total vessel operating expenses	(210,634)	(211,795)	(185,792)

The operating expenses relate mainly to the crewing, technical and other costs to operate tankers. In 2020 these expenses were in line with 2019.

Charter hire expenses

(in thousands of USD)	2020	2019	2018
Charter hire	(7,954)	(604)	6
Bare boat hire	—	—	(31,120)
Total charter hire expenses	(7,954)	(604)	(31,114)

The charter-hire expenses in 2020 are entirely attributable to internal short term time charter agreement with our joint venture Bari Shipholding Ltd. and the hire expenses for the barge (Dragon Satu) in relation to the bunker fuel strategy. The Group elected to apply the short-term lease exemption and accordingly, the lease payments were recognized as an expense and right-of-use assets and lease liabilities were not recognized.
Due to the adoption of IFRS 16 on January 1, 2019, whereby the costs related to the bareboat agreements are now recognized in depreciation and amortization expenses for the depreciation of the right-of-use asset over the remaining lease term and finance expense, the bareboat charter-hire expenses remain zero
General and administrative expenses

(in thousands of USD)	2020	2019	2018
Wages and salaries	(19,806)	(25,050)	(16,247)
Social security costs	(3,269)	(3,430)	(3,746)
Provision for employee benefits (Note 17)	(545)	(134)	(111)
Cash-settled share-based payments (Note 23)	1,338	(2,455)	(505)
Equity-settled share-based payments (Note 23)	(140)	—	(37)
Other employee benefits	(4,450)	(3,713)	(7,607)
Employee benefits	(26,872)	(34,782)	(28,253)
Administrative expenses	(35,565)	(31,226)	(33,485)
Tonnage Tax	(3,459)	(1,313)	(4,436)
Claims	10	(17)	(100)
Provisions	388	448	42
Total general and administrative expenses	(65,498)	(66,890)	(66,232)

Average number of full time equivalents (shore staff)	185.66	184.90	161.77
The general and administrative expenses which include amongst others: shore staff wages, director fees, office rental, consulting and audit fees and tonnage tax, decreased in 2020 compared to 2019. This decrease was mainly related to the merger with Gener8 Maritime Inc. and the settlement following the stepping down of the CEO Paddy Rodgers, which had an impact on wages and salaries in 2019.

This decrease was offset by an increase in administrative expenses. The increase in administrative expense is mainly related to an increase in TI admin fees due to a better freight market in 2020 and higher IT expenses.

Furthermore the legal and other fees decreased in 2020, as well as travel and meal expenses due to COVID-19 restrictions.

Tonnage tax increased in 2020 compared to 2019 due to the reversal of the voluntary tonnage tax provision in 2019, which was waived as a result of a change in the tonnage tax regime. The voluntary tonnage tax is no longer applicable to the Group as from 2019.

The provision for employee benefits decreased in 2020 compared to 2019. This decrease resulted from the vesting of the first tranche of the TBIP 2019 and one-third of the LTIP 2016, LTIP 2017 and LTIP 2018 (see Note 14 and 17).